Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis Of Presentation [Line Items]
Intangible assets, net	$ 123,106	$ 93,800	$ 30,036	$ 12,477
Property and equipment, net	$ 427,666	314,045	144,748
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect [true false]	true
Scenario, Adjustment | Land, Buildings and Improvements, and Furniture and Equipment
Basis Of Presentation [Line Items]
Property and equipment, net		50,000
Internal Use Software
Basis Of Presentation [Line Items]
Intangible assets, net	$ 5,238	$ 3,656	$ 3,656